Income tax (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Canada [Member]
Income Tax [Line Items]
Future Taxable Income Non Capital Losses	$ 31.7	$ 31.1
China [Member]
Income Tax [Line Items]
Future Taxable Income Non Capital Losses	0.0	0.7
Mongolia [Member]
Income Tax [Line Items]
Future Taxable Income Non Capital Losses	5.8	6.2
Australia [Member]
Income Tax [Line Items]
Future Taxable Income Non Capital Losses	0.3	0.0
Peru [Member]
Income Tax [Line Items]
Future Taxable Income Non Capital Losses	$ 0.0	$ 1.0